Capital Stock, Warrants and Stock Options	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
Equity [Abstract]
Capital Stock, Warrants and Stock Options

11. Capital stock, warrants and stock options

Authorized

The total authorized capital is as follows:

*750,000,000 common shares with a par value of $0.000001 per common share; and

*10,000,000 preferred shares with a par value of $0.000001 per preferred share

On May 23, 2019, the Company affected a consolidation of its issued and outstanding share capital on the basis of one (1) post-consolidation share for each ten (10) pre-consolidation common shares, which has been retrospectively applied in these consolidated financial statements.

On July 19, 2019, the Company amended its articles of incorporation to change the total authorized capital and the par values, which have been retrospectively applied in these consolidated financial statements.

Issued and outstanding

On August 1, 2019, the Company closed the second and final tranche (“Tranche Two”) of the non-brokered private placement, issuing 6,042,954 units (“August 2019 Units”) at C$0.05 per August 2019 Unit for gross proceeds of C$302,148 ($228,202) and incurring financing costs of $36,468. Each August 2019 Unit consists of one common share of the Company and one common share purchase warrant, which entitles the holder to acquire one common share at a price of C$0.25 per common share for a period of two years. The Company also issued 16,962,846 August 2019 Units to settle $640,556 of debt at a deemed price of C$0.09 based on the fair value of the shares issued. As a result, the Company recorded resulting in loss on debt settlement of $858,495.

On August 23, 2019, the Company closed the first tranche (the “First Tranche”) of the non-brokered private placement, issuing 27,966,002 common shares of the Company at C$0.05 per share for gross proceeds of C$1,398,300 ($1,049,974) and incurring financing costs of $28,847. The Company also issued 2,033,998 common shares to settle $77,117 of debt at a deemed price of C$0.18 based on the fair value of the shares issued. As a result, the Company recorded a loss on debt settlement of $197,800.

On August 30, 2019, the Company closed the second and final tranche (the “Second Tranche”) of the non-brokered private placement, issuing 1,000,000 common shares at C$0.05 per share for gross proceeds of C$50,000 ($37,550).

On February 26, 2020, the Company closed a non-brokered private placement, issuing 2,991,073 common shares of the Company at C$0.56 per share for gross proceeds of C$1,675,000 ($1,256,854) and incurring financing costs of $95,763 and 239,284 broker warrants. Each broker warrant entitles the holder to acquire one common share at a price of C$0.70 per common share for a period of two years. The Company also issued 696,428 common shares for $300,000 which was applied to reduce the principal amount owing under the convertible loan facility (see note 7).

On May 12, 2020, the Company closed a non-brokered private placement, issuing 107,142 common shares of the Company at C$0.56 per share for gross proceeds of C$60,000 ($44,671).

During the year ended June 30, 2020, the Company issued 1,403,200 June 2019 Units and 1,912,000 August 2019 Units at a deemed price of C$0.05 as finder’s fees with a total value of C$165,760 ($125,180) to a shareholder of the Company.

On August 14, 2020, the Company closed the first tranche of the brokered private placement of units of the Company (“August 2020 Offering”), issuing 35,212,142 units of the Company (“August 2020 Units”) at C$0.35 per August 2020 Unit for gross proceeds of $9,301,321 (C$12,324,250). Each August 2020 Unit consisted of one common share of the Company and one common share purchase warrant of the Company (“August 2020 Warrant”), which entitles the holder to acquire a common share of the Company at C$0.50 per common share of the Company until August 31, 2023. In connection with the first tranche, the Company incurred financing costs of $709,016 (C$829,719) and issued 2,112,729 compensation options (“August 2020 Compensation Options”). Each compensation option is exercisable into one August 2020 Unit at an exercise price of C$0.35 until August 31, 2023.

On August 25, 2020, the Company closed the second tranche of the August 2020 Offering, issuing 20,866,292 August 2020 Units at C$0.35 per August 2020 Unit for gross proceeds of $5,497,453 (C$7,303,202). In connection with the second tranche, the Company incurred financing costs of $238,140 (C$314,512) and issued 1,127,178 August 2020 Compensation Options.

In the August 2020 Offering, the fair value of warrants, which are treated as liability and fair value accounted for, were greater than gross proceeds. As a result, a loss of $940,290 has been recognized in the unaudited condensed interim consolidated statements of loss and the share issue costs were also expensed.

The Company also issued 2,205,714 August 2020 Units to settle $170,093 of accounts payable, $55,676 of accrued liabilities, $28,300 of interest payable, and $331,046 of promissory notes payable at a deemed price of $0.67 based on the fair value of the units issued. As a result, the Company recorded a loss on debt settlement of $899,237.

For each financing, the Company has accounted for the warrants in accordance with ASC Topic 815. The warrants are considered derivative instruments as they were issued in a currency other than the Company’s functional currency of the US dollar. The estimated fair value of warrants accounted for as liabilities was determined on the date of issue and marks to market at each financial reporting period. The change in fair value of the warrant is recorded in the unaudited condensed interim consolidated statement of operations and comprehensive loss as a gain or loss and is estimated using the Binomial model.

The fair value of the warrant liabilities related to the various tranches of warrants issued during the period were estimated using the Binomial model to determine the fair value using the following assumptions on the day of issuance and as at September 30, 2020:

August 2020 issuance	August 14, 2020	September 30, 2020
Expected life	1112 days	1065 days
Volatility	100%	100%
Risk free interest rate	1.53%	1.48%
Dividend yield	0%	0%
Share price	$0.42	$0.43
Fair value	$15,746,380	$16,097,069
Change in derivative liability		$(350,689)

The warrant liabilities as a result of the December 2017, August 2018, November 2018, June 2019 and August 2019 private placements were revalued as at September 30, 2020 and June 30, 2020 using the Binomial model and the following assumptions:

December 2017 issuance	June 30, 2020	September 30, 2020
Expected life	166 days	74 days
Volatility	100%	100%
Risk free interest rate	0.69%	1.48%
Dividend yield	0%	0%
Share price	$0.73	$0.43
Fair value	$0	$0
Change in derivative liability		$0

August 2018 issuance	June 30, 2020	September 30, 2020
Expected life	405 days	313 days
Volatility	100%	100%
Risk free interest rate	1.20%	1.49%
Dividend yield	0%	0%
Share price	$0.73	$0.43
Fair value	$6,132	$0
Change in derivative liability		$6,132

November 2018 issuance	June 30, 2020	September 30, 2020
Expected life	516 days	424 days
Volatility	100%	100%
Risk free interest rate	1.34%	1.19%
Dividend yield	0%	0%
Share price	$0.73	$0.43
Fair value	$206,253	$68,901
Change in derivative liability		$137,352

June 2019 issuance	June 30, 2020	September 30, 2020
Expected life	363 days	271 days
Volatility	100%	100%
Risk free interest rate	1.15%	0.97%
Dividend yield	0%	0%
Share price	$0.73	$0.43
Fair value	$6,582,920	$3,146,863
Change in derivative liability		$3,436,057

August 2019 issuance	June 30, 2020	September 30, 2020
Expected life	397 days	305 days
Volatility	100%	100%
Risk free interest rate	1.11%	0.93%
Dividend yield	0%	0%
Share price	$0.73	$0.43
Fair value	$11,631,921	$5,574,662
Change in derivative liability		$6,057,259

Warrants

	Number of warrants	Weighted average exercise price (C$)	Weighted average grant date value ($)
Balance, June 30, 2019	13,046,484	0.88	$0.27
Issued	23,005,800	0.25	0.02
Balance, September 30, 2019	36,052,284	0.48	$0.11
Balance, June 30, 2020	37,844,404	0.43	$0.09
Issued	58,284,148	0.50	0.11
Expired	(116,714)	4.50	1.90
Balance, September 30, 2020	96,011,838	0.47	$0.10

Expiry date	Exercise price (C$)	Number of warrants	Number of warrants exercisable

December 5, 2020	20.00	227,032	227,032
December 13, 2020	20.00	7,000	7,000
August 9, 2021	4.50	160,408	160,408
November 28, 2021	1.00	645,866	645,866
June 27, 2021	0.25	11,660,000	11,660,000
August 1, 2021	0.25	20,672,900	20,672,900
November 13, 2021	0.80	400,000	400,000
November 13, 2021	0.50	400,000	400,000
August 1, 2021	0.25	763,200	763,200
August 26, 2021	0.05	1,912,000	1,912,000
February 7, 2022	0.25	640,000	640,000
February 26, 2022	0.70	239,284	239,284
August 31, 2023	0.50	58,284,148	58,284,148

		96,011,838	96,011,838

Broker options

	Number of broker options	Weighted average exercise price (C$)
Balance, June 30, 2019, September 30, 2019 and June 30, 2020	-	$-
Issued (i)	3,239,907	0.35
Balance, September 30, 2020	3,239,907	$0.35

(i) The grant date fair value of the broker options were estimated at $937,748 using the Black-Scholes valuation model with the following underlying assumptions:

Risk free interest rate	Dividend yield	Volatility	Stock price	Weighted average life
0.31%	0%	100%	C$0.54-C$0.56	3 years

	Exercise	Number of
Expiry date	price (C$)	broker options	Fair value ($)

August 31, 2023 (i)	0.50	3,239,907	937,748

(i) Exercisable into one August 2020 Unit

Stock options

The following table summarizes the stock option activity during the periods ended September 30, 2020:

	Number of stock options	Weighted average exercise price (C$)
Balance, June 30, 2019 and September 30, 2019	287,100	$7.50
Balance, June 30, 2020	7,580,159	0.62

Granted (i)	200,000	0.60
Balance, September 30, 2020	7,780,159	$0.62

(i) On October 24, 2019, 1,575,000 stock options were issued to directors and officers of the Company. These options have a 5-year life and are exercisable at C$0.60 per share. The grant date fair value of the stock options were estimated at $435,069. The vesting of these options resulted in stock-based compensation of $45,173 for the three months ended September 30, 2020 (three months ended September 30, 2019 - $nil), which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.

(ii) On April 20, 2020, 5,957,659 stock options were issued to certain directors of the Company. Each stock option entitles the holder to acquire one common share of the Company at an exercise price of C$0.55. The stock options vest in one fourth increments upon each anniversary of the grant date and expire in 5 years. The grant date fair value of the stock options were estimated at $1,536,764. The vesting of these options results in stock-based compensation of $201,728 (three months ended September 30, 2019 - $nil), which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.

(iii) On September 30, 2020, 200,000 stock options were issued to a consultant. Each stock option entitles the holder to acquire one common share of the Company at an exercise price of C$0.60. The stock options vest 50% at 6 months and 50% at 12 months from the grant date and expire in 3 years. The grant date fair value of the options were estimated at $52,909. The vesting of these options resulted in stock-based compensation of $218 for the three months ended September 30, 2020 (three months ended September 30, 2019 - $nil), which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.

The fair value of these stock options was determined on the date of grant using the Black-Scholes valuation model, and using the following underlying assumptions:

	Risk free interest rate	Dividend yield	Volatility	Stock price	Weighted average life
(i)	1.54%	0%	100%	C$0.50	5 years
(ii)	0.44%	0%	100%	C$0.50	5 years
(iii)	0.25%	0%	100%	C$0.58	3 years

The following table reflects the actual stock options issued and outstanding as of September 30, 2020:

Exercise price (C$)	Weighted average remaining contractual life (years)	Number of options outstanding	Number of options vested (exercisable)	Grant date fair value ($)

10.00	1.59	40,000	40,000	217,274
16.50	1.59	7,500	7,500	40,739
0.60	4.07	1,575,000	675,000	435,069
0.55	4.56	5,957,659	-	1,536,764
0.60	3.00	200,000	-	52,909

		7,780,159	722,500	2,282,755

12. Capital stock, warrants and stock options

Authorized

The total authorized capital is as follows:

*	750,000,000 common shares with a par value of $0.000001 per common share; and
*	10,000,000 preferred shares with a par value of $0.000001 per preferred share

On May 23, 2019, the Company affected a consolidation of its issued and outstanding share capital on the basis of one (1) post-consolidation share for each ten (10) pre-consolidation common shares, which has been retrospectively applied in these consolidated financial statements.

On July 19, 2019, the Company amended its articles of incorporation to change the total authorized capital and the par values, which have been retrospectively applied in these consolidated financial statements.

Issued and outstanding

In August 2018, the Company closed a private placement, issuing 160,408 Units to Gemstone 102 Ltd. (“Gemstone”) at a price of C$4.50 per Unit, for gross proceeds of C$721,834 ($549,333) and incurring financing costs of $25,750. Each Unit entitles Gemstone to acquire one common share (“Unit Share”) and one common share purchase warrant (“Unit Warrant”), with each Unit Warrant entitling Gemstone to acquire one common share of the Company at a price of C$4.50 for a period of three years. Prior to the issuance of the Units, Gemstone held 400,000 common shares of the Company and 200,000 warrants (“Prior Warrants”) exercisable at a price of C$20.00 per share. Immediately prior to closing, the Prior Warrants were early terminated by mutual agreement of the Company and Gemstone. Upon issuance of the 160,408 Units to Gemstone, Gemstone beneficially owns or exercises control or direction over 560,408 common shares of the Company. Assuming exercise of the Unit Warrants, Gemstone would hold 720,816 of the outstanding common shares of the Company. Gemstone’s participation in the Offering constitutes a “related party transaction” under Multilateral Instrument 61-101 – Protection of Minority Security Holders in Special Transactions (“MI 61-101”).

Given the urgent need to secure financing to meet the new lease obligations, Bunker’s Board approved an equity private placement of Units to be sold at C$0.75 per Unit with each Unit consisting of one common share and one common share purchase warrant. On November 28, 2018, the Company closed on a total of 645,866 Units for gross proceeds of C$484,400 ($365,341) and incurring financing costs of $10,062, with each purchase warrant exercisable into a Common Share at C$1.00 per Common Share for a period of thirty-six months.

On June 27, 2019, the Company closed the first tranche (“First Tranche”) of a non-brokered private placement, issuing 11,660,000 units (“June 2019 Unit”) at a price of C$0.05 per June 2019 Unit for gross proceeds of C$583,000 ($436,608) and incurring financing costs of $19,640. Each June 2019 Unit consists of one common share of the Company and one common share purchase warrant (“June 2019 Warrant”). Each whole June 2019 Warrant entitles the holder to acquire one common share at a price of C$0.25 per common share for a period of two years. As a part of the First Tranche, Hummingbird Resources PLC (“Hummingbird”) has acquired 2,660,000 June 2019 Units for C$133,000 ($100,000) which was applied to reduction of the principal amount owing under the convertible loan facility (see note 9 ).

On August 1, 2019, the Company closed the second and final tranche (“Tranche Two”) of the non-brokered private placement, issuing 6,042,954 units (“August 2019 Units”) at C$0.05 per August 2019 Unit for gross proceeds of C$302,148 ($228,202) and incurring financing costs of $36,468. Each August 2019 Unit consists of one common share of the Company and one common share purchase warrant, which entitles the holder to acquire one common share at a price of C$0.25 per common share for a period of two years. The Company also issued 16,962,846 August 2019 Units to settle $640,556 of debt at a deemed price of C$0.09 based on the fair value of the shares issued. As a result, the Company recorded resulting in loss on debt settlement of $858,495.

On August 23, 2019, the Company closed the first tranche (the “First Tranche”) of the non-brokered private placement, issuing 27,966,002 common shares of the Company at C$0.05 per share for gross proceeds of C$1,398,300 ($1,049,974) and incurring financing costs of $28,847. The Company also issued 2,033,998 common shares to settle $77,117 of debt at a deemed price of C$0.18 based on the fair value of the shares issued. As a result, the Company recorded a loss on debt settlement of $197,800.

On August 30, 2019, the Company closed the second and final tranche (the “Second Tranche”) of the non-brokered private placement, issuing 1,000,000 common shares at C$0.05 per share for gross proceeds of C$50,000 ($37,550).

On February 26, 2020, the Company closed a non-brokered private placement, issuing 2,991,073 common shares of the Company at C$0.56 per share for gross proceeds of C$1,675,000 ($1,256,854) and incurring financing costs of $ 95,763 (restated) and 239,284 broker warrants. Each broker warrant entitles the holder to acquire one common share at a price of C$0.70 per common share for a period of two years. The Company also issued 696,428 common shares for $300,000 which was applied to reduce the principal amount owing under the convertible loan facility (see note 9 ).

On May 12, 2020, the Company closed a non-brokered private placement, issuing 107,143 common shares of the Company at C$0.56 per share for gross proceeds of C$60,000 ($44,671).

During the year ended June 30, 2020, the Company issued 1,403,200 June 2019 Units and 1,912,000 August 2019 Units at a deemed price of C$0.05 as finder’s fees with a total value of C$165,760 ($125,180) to a shareholder of the Company.

As at June 30, 2020, the Company received cash proceeds of $549,363 for a private placement that closed subsequent to June 30, 2020 ( see note 19 ).

For each financing, the Company has accounted for the warrants in accordance with ASC Topic 815. The warrants are considered derivative instruments as they were issued in a currency other than the Company’s functional currency of the US dollar. The estimated fair value of warrants accounted for as liabilities was determined on the date of issue and marks to market at each financial reporting period. The change in fair value of the warrant is recorded in the consolidated statement of operations and comprehensive loss as a gain or loss and is estimated using the Binomial model.

The fair value of the warrant liabilities related to the various tranches of warrants issued during the period were estimated using the Binomial model to determine the fair value using the following assumptions on the day of issuance and as at June 30, 2020:

August 2019 issuance	August 1, 2019	June 30, 2020
Expected life	731 days	397 days
Volatility	100%	100%
Risk free interest rate	1.59%	1.11%
Dividend yield	0%	0%
Share price	$0.07	$0.73
Fair value	$468,227	$11,631,921
Change in derivative liability		$(11,163,694)

The warrant liabilities as a result of the December 2017, August 2018, November 2018, and June 2019 private placements were revalued as at June 30, 2020 and June 30, 2019 using the Binomial model and the following assumptions:

December 2017 issuance	June 30, 2019	June 30, 2020
Expected life	532 days	166 days
Volatility	100%	100%
Risk free interest rate	1.66%	0.69%
Dividend yield	0%	0%
Share price	$0.05	$0.73
Fair value	$0	$0
Change in derivative liability		$0

August 2018 issuance	June 30, 2019	June 30, 2020
Expected life	771 days	405 days
Volatility	100%	100%
Risk free interest rate	1.59%	1.20%
Dividend yield	0%	0%
Share price	$0.05	$0.73
Fair value	$0	$6,132
Change in derivative liability		$(6,132)

November 2018 issuance	June 30, 2019	June 30, 2020
Expected life	882 days	516 days
Volatility	100%	100%
Risk free interest rate	1.47%	1.34%
Dividend yield	0%	0%
Share price	$0.05	$0.73
Fair value	$1,875	$206,253
Change in derivative liability		$(204,378)

June 2019 issuance	June 30, 2019	June 30, 2020
Expected life	727 days	363 days
Volatility	100%	100%
Risk free interest rate	1.47%	1.15%
Dividend yield	0%	0%
Share price	$0.05	$0.73
Fair value	$114,934	$6,582,920
Change in derivative liability		$(6,467,986)

Warrants

	Number of warrants	Weighted average exercise price (C$)	Weighted average Grant date Value ($)
Balance, June 30, 2018	663,496	$16.02	$6.13
Issued	12,582,988	0.38	0.07
Cancelled	(200,000)	20.00	7.50
Balance, June 30, 2019	13,046,484	$0.88	$0.27
Issued	27,360,284	0.27	0.03
Expired	(229,464)	8.50	3.54
Exercised (i)	(2,332,900)	0.25	0.02
Balance, June 30, 2020	37,844,404	$0.43	$0.09

(i) During the year ended June 30, 2020, 2,332,900 warrants were exercised at C$0.25 per warrant for gross proceeds of C$583,225 ($417,006). In conjunction with the exercise of warrants, the Company recognized a change in derivative liability of $871,710.

Expiry date	Exercise price (C$)	Number of warrants	Number of warrants exercisable
December 5, 2020	20.00	227,032	227,032
December 13, 2020	20.00	7,000	7,000
August 9, 2021	4.50	116,714	116,714
August 9, 2021	4.50	160,408	160,408
November 28, 2021	1.00	645,866	645,866
June 27, 2021	0.25	11,660,000	11,660,000
August 1, 2021	0.25	20,672,900	20,672,900
November 13, 2021	0.80	400,000	400,000
November 13, 2021	0.50	400,000	400,000
August 1, 2021	0.25	763,200	763,200
August 26, 2021	0.05	1,912,000	1,912,000
February 7, 2022	0.25	640,000	640,000
February 26, 2022	0.70	239,284	239,284
		37,844,404	37,844,404

Stock options

The following table summarizes the stock option activity during the years ended June 30, 2020:

	Number of stock options	Weighted average exercise price (C$)
Balance, June 30, 2018	287,100	$7.50
Granted (i)	43,750	8.00
Exercised	(43,750)	8.00
Balance, June 30, 2019	287,100	$7.50
Granted (ii)	7,532,659	0.56
Forfeited	(239,600)	9.78
Balance, June 30, 2020	7,580,159	$0.62

(i) On September 27, 2018, 43,750 fully-vested stock options were issued to a consultant to whom C$350,000 was due and payable and reflected in accrued liabilities at September 30, 2018. These options had a 5-year life and were exercisable at C$8.00 per share. On October 3, 2018, these options were exercised in full, with consideration received being the liability already on the Company’s books, extinguishing the liability in full. The grant date fair value of the options was estimated at $43,893. The vesting of these options resulted in stock-based compensation of $nil for the year ended June 30, 2020 (year ended June 30, 2019 - $43,893), which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.

(ii) On October 24, 2019, 1,575,000 stock options were issued to directors and officers of the Company. These options have a 5-year life and are exercisable at C$0.60 per share. The grant date fair value of the stock options was estimated at $435,069. The vesting of these options resulted in stock-based compensation of $309,211 for the year ended June 30, 2020 (year ended June 30, 2019 - $nil), which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.

(iii) On April 20, 2020, 5,957,659 stock options were issued to certain directors of the Company. Each stock option entitles the holder to acquire one common share of the Company at an exercise price of C$0.55. The stock options vest in one fourth increments upon each anniversary of the grant date and expire in 5 years. The grant date fair value of the stock options were estimated at $1,536,764. The vesting of these options results in stock-based compensation of $162,855 (year ended June 30, 2019 - $nil), which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.

The fair value of these stock options was determined on the date of grant using the Black-Scholes valuation model, and using the following underlying assumptions:

	Risk free interest rate	Dividend yield	Volatility	Stock price	Weighted average life
(i)	2.32%	0%	100%	C$2.30	5 years
(ii)	1.54%	0%	100%	C$0.50	5 years
(iii)	0.44%	0%	100%	C$0.50	5 years

The following table reflects the actual stock options issued and outstanding as of June 30, 2020:

Exercise price (C$)	Weighted average remaining contractual life (years)	Number of options outstanding	Number of options vested (exercisable)	Grant date fair value ($)

10.00	1.84	40,000	40,000	217,274
16.50	2.44	7,500	7,500	40,739
0.60	4.32	1,575,000	675,000	435,069
0.55	4.81	5,957,659	-	1,536,764
		7,580,159	722,500	2,229,846